Balances with Related Parties (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Hanwha Solarenergy Corporation USD ($)	Dec. 31, 2012 Hanwha Solarenergy Corporation CNY	Dec. 31, 2011 Hanwha Solarenergy Corporation CNY	Dec. 31, 2012 Hanwha Japan Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2011 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2012 Hanwha Europe GmbH USD ($)	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2011 Hanwha Europe GmbH CNY	Dec. 31, 2012 Komodo Enterprise Inc. USD ($)	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Hanwha Corporation USD ($)	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2011 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha International LLC. USD ($)	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2012 Hanwha Chemical USD ($)	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha Chemical CNY	Dec. 31, 2012 Hancomm, Inc. USD ($)	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2011 Hancomm, Inc. CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Ya An Yongwang Silicon Co., Ltd. CNY		Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2011 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Corporation USD ($)	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2011 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Canada Inc. USD ($)	Dec. 31, 2012 Hanwha L&C Canada Inc. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2011 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY
Related Party Transaction [Line Items]
Amount due from related parties, Current	$ 67,513,000	420,610,000	241,453,000	$ 22,036,000	137,288,000	51,881,000	$ 20,868,000	130,008,000	67,000	$ 15,123,000	94,215,000	186,000	$ 3,708,000	23,101,000	$ 2,458,000	15,312,000	153,956,000	$ 2,383,000	14,844,000	$ 781,000	4,868,000	6,344,000	$ 142,000	884,000	885,000	$ 14,000	90,000	20,000,000	[1]			8,134,000
Amount due to related parties	$ 11,564,000	72,045,000	42,342,000									148,000						$ 360,000	2,241,000	$ 718,000	4,475,000	5,911,000	$ 324,000	2,016,000	411,000					$ 591,000	3,682,000	29,326,000	$ 7,898,000	49,207,000	$ 1,025,000	6,388,000	$ 279,000	1,738,000	560,000	$ 217,000	1,349,000	$ 115,000	717,000	5,986,000	$ 37,000	232,000

[1]	In the year ended December 31, 2012, the Group provided full provision of RMB15,960,000 (US$2,561,757) for the advanced payment to Ya An, due to the liquidation of Ya An during 2012.